Payments, by Government - 12 months ended Dec. 31, 2024 $ in Thousands	Taxes CAD ($)	Taxes USD ($)	Royalties CAD ($)	Fees CAD ($)	Bonuses CAD ($)	Bonuses USD ($)	Infrastructure CAD ($)	Infrastructure USD ($)	Total Payments CAD ($)
Total	$ 49,670,000		$ 308,430,000	$ 10,110,000	$ 36,680,000		$ 690,000		$ 405,580,000
CANADA | GOVERNMENT OF CANADA [Member]
Total				120,000					120,000
CANADA | PROVINCE OF ALBERTA [Member]
Total			149,920,000	5,820,000	34,270,000				190,010,000
CANADA | PROVINCE OF SASKATCHEWAN [Member]
Total			32,950,000	2,220,000	$ 2,030,000				37,200,000
CANADA | BRAZEAU COUNTY [Member]
Total	260,000								260,000
CANADA | CLEARWATER COUNTY [Member]
Total	220,000								220,000
CANADA | COUNTY OF VERMILION RIVER NO. 24 [Member]
Total	370,000								370,000
CANADA | COUNTY OF WETASKIWIN NO. 10 [Member]
Total	350,000			70,000					420,000
CANADA | MUNICIPAL DISTRICT OF BONNYVILLE NO. 87 [Member]
Total	510,000								510,000
CANADA | MUNICIPAL DISTRICT OF SMOKY RIVER NO.130 [Member]
Total	470,000								470,000
CANADA | NORTHERN SUNRISE COUNTY [Member]
Total	5,360,000								5,360,000
CANADA | PONOKA COUNTY [Member]
Total	120,000								120,000
CANADA | RURAL MUNICIPALITY OF ANTELOPE PARK NO. 322 [Member]
Total	160,000								160,000
CANADA | RURAL MUNICIPALITY OF BRITANNIA NO. 502 [Member]
Total	730,000			70,000					800,000
CANADA | RURAL MUNICIPALITY OF CHESTERFIELD NO. 261 [Member]
Total	320,000								320,000
CANADA | RURAL MUNICIPALITY OF ELDON NO. 471 [Member]
Total	590,000								590,000
CANADA | RURAL MUNICIPALITY OF FRENCHMAN BUTTE NO. 501 [Member]
Total	260,000								260,000
CANADA | RURAL MUNICIPALITY OF HILLSDALE NO. 440 [Member]
Total	1,920,000			100,000					2,020,000
CANADA | RURAL MUNICIPALITY OF KINDERSLEY NO.290 [Member]
Total	1,630,000			560,000			$ 150,000		2,340,000
CANADA | RURAL MUNICIPALITY OF MONET NO. 257 [Member]
Total				140,000					140,000
CANADA | RURAL MUNICIPALITY OF MOUNTAIN VIEW NO. 318 [Member]
Total	90,000			80,000					170,000
CANADA | RURAL MUNICIPALITY OF OAKDALE NO. 320 [Member]
Total	1,930,000			60,000					1,990,000
CANADA | RURAL MUNICIPALITY OF PLEASANT VALLEY NO. 288 [Member]
Total	70,000								70,000
CANADA | RURAL MUNICIPALITY OF PRAIRIEDALE NO. 321 [Member]
Total	740,000								740,000
CANADA | RURAL MUNICIPALITY OF PROGRESS NO. 351 [Member]
Total	730,000								730,000
CANADA | RURAL MUNICIPALITY OF WILTON NO. 472 [Member]
Total	270,000								270,000
CANADA | RURAL MUNICIPALITY OF WINSLOW NO.319 [Member]
Total	130,000								130,000
CANADA | SPECIAL AREAS BOARD [Member]
Total	490,000								490,000
CANADA | STURGEON COUNTY [Member]
Total	400,000								400,000
CANADA | TOWN OF RIMBEY [Member]
Total				140,000					140,000
CANADA | VILLAGE OF BRETON [Member]
Total				70,000					70,000
CANADA | METIS SETTLEMENTS GENERAL COUNCIL [Member]
Total			7,120,000						7,120,000
CANADA | PEAVINE METIS SETTLEMENT ASSOCIATION [Member]
Total		$ 230	16,680,000	$ 660,000		$ 260			17,830,000
CANADA | WOODLAND CREE FIRST NATION #474 [Member]
Total						$ 120			120,000
UNITED STATES | STATE OF TEXAS [Member]
Total	4,270,000		$ 101,760,000					$ 360	106,390,000
UNITED STATES | BRAZOS COUNTY [Member]
Total		160							160,000
UNITED STATES | COTULLA INDEPENDENT SCHOOL DISTRICT [Member]
Total		1,770							1,770,000
UNITED STATES | DEWITT COUNTY [Member]
Total		220							220,000
UNITED STATES | DIMMIT COUNTY [Member]
Total		$ 550							550,000
UNITED STATES | FAYETTE COUNTY [Member]
Total	820,000								820,000
UNITED STATES | GONZALES COUNTY [Member]
Total	6,580,000								6,580,000
UNITED STATES | HARRIS COUNTY [Member]
Total	90,000								90,000
UNITED STATES | KARNES CITY INDEPENDENT SCHOOL DISTRICT [Member]
Total	210,000								210,000
UNITED STATES | KARNES COUNTY [Member]
Total	4,740,000								4,740,000
UNITED STATES | LA SALLE COUNTY [Member]
Total	900,000								900,000
UNITED STATES | LAVACA COUNTY [Member]
Total	$ 11,010,000								11,010,000
UNITED STATES | TEXAS RAILROAD COMMISSION [Member]
Total								$ 180	$ 180,000